ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)									3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 01, 2023 USD ($)	Aug. 01, 2023 USD ($)	Jan. 10, 2023 USD ($) Machines	Dec. 15, 2022 USD ($)	Aug. 23, 2022 USD ($)	Mar. 01, 2020 shares	Jul. 22, 2019 USD ($)	May 21, 2019 shares	Jun. 30, 2023 USD ($) Machines	Jun. 30, 2023 USD ($) Machines	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Huangtong International Co. Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration				$ 5,980,000
Jinhe Capital Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration			$ 9,000,000
Number of machines to be purchased | Machines			5,000						2,000	2,000
Jinhe Capital Limited [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration									$ 3,600,000
Mercurity Fintech Technology Holding Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration transferred for consultant					$ 160,000
Consulting revenues													$ 80,000
Chinese Media [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consulting revenues										$ 80,000
Chinese Media [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		$ 150,000
American Logistics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	$ 50,000
Crypto currency Mining [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue											$ 783,089			$ 664,307
Distributed Storage and Computing Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue												$ 285,928	$ 348
Marvel Billion Development Limited [Member] | New Admiral Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment received from sale of equity interest of a subsidiary							$ 1,000,000
Payment by Buyer for net liabilities							$ 4,521,053
Unicorn Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued for consideration | shares								632,660,858
Nbpay Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued for consideration | shares						761,789,601